Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
10.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2018	2017

Trade accounts payable	$4,213	$4,007
Employee-related accruals	3,249	2,310
Other accrued liabilities	1,941	1,384

	$9,403	$7,701